UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	2/28/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL CALIFORNIA MUNI INCOME FUND

SEMIANNUAL REPORT • FEBRUARY 28, 2014

Fund Type

Municipal Bond

Objective

Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2014, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc., and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential California Muni Income Fund informative and useful. The report covers performance for the six-month period that ended February 28, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential California Muni Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential California Muni Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of February 28, 2014
	Six Months	One Year	Five Years	Ten Years
Class A	6.65%	–1.10%	35.53%	51.29%
Class B	6.52	–1.35	33.86	47.57
Class C	6.26	–1.85	31.19	42.89
Class Z	6.68	–0.86	37.30	55.24
Barclays Municipal Bond Index	5.71	–0.21	31.80	53.77
Lipper California (CA) Municipal Debt Funds Average	7.14	–0.94	39.15	46.64

Average Annual Total Returns (With Sales Charges) as of March 31, 2014
		One Year	Five Years	Ten Years
Class A		–4.46%	5.61%	3.91%
Class B		–5.49	6.05	4.07
Class C		–2.18	5.78	3.73
Class Z		–0.14	6.77	4.61
Barclays Municipal Bond Index		0.39	5.71	4.45
Lipper California (CA) Municipal Debt Funds Average		0.05	7.08	4.00

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B	Class C	Class Z
Maximum initial sales charge	4.00% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	.50%	1%	None

Benchmark Definitions

Barclays Municipal Bond Index

The Barclays Municipal Bond Index (the Index) is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper California (CA) Municipal Debt Funds Average

The Lipper California Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper California Municipal Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 2/28/14
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, AMBAC, ETM, CABS, Rfdg., 1.470%, 07/01/16	3.8%
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, CABS, NATL, 2.530%, 11/01/16	2.6
California St., Var. Purp., GO, 5.000%, 09/01/41	2.6
Sacramento City Fin. Auth., Ser. B, CABS, NATL, 2.760%, 11/01/17	2.5
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg., 6.000%, 05/15/19	1.8

Issues are subject to change.

Prudential California Muni Income Fund	3

Your Fund’s Performance (continued)

Distributions and Yields as of 2/28/14
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield* at Federal Tax Rates of		30-Day Unsubsidized SEC Yield	Taxable Equivalent 30-Day Unsubsidized Yield* at Federal Tax Rates of
			38.8%	43.4%		38.8%	43.4%
Class A	$0.25	2.77%	5.16%	5.58%	2.72%	5.07%	5.48%
Class B	0.24	2.63	4.90	5.30	2.63	4.90	5.30
Class C	0.21	2.15	4.01	4.33	2.15	4.01	4.33
Class Z	0.26	3.13	5.83	6.31	3.13	5.83	6.31

*Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

Credit Quality* expressed as a percentage of net assets as of 2/28/14
Aaa	0.7%
Aa	27.5
A	33.4
Baa	17.4
Ba	3.7
B	3.8
Not Rated	9.7
Total Investments	96.2
Other assets in excess of liabilities	3.8
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2013, at the beginning of the period, and held through the six-month period ended February 28, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential California Muni Income Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential California Muni Income Fund		Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,066.50	0.94%	$4.82
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Class B	Actual	$1,000.00	$1,065.20	1.19%	$6.09
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class C	Actual	$1,000.00	$1,062.60	1.69%	$8.64
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

Class Z	Actual	$1,000.00	$1,066.80	0.69%	$3.54
	Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2014, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended February 28, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.99%	0.94%
B	1.19	1.19
C	1.69	1.69
Z	0.69	0.69

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential California Muni Income Fund	7

Portfolio of Investments

as of February 28, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 96.2%

MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$512,606
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare	6.250	08/01/39	1,000	1,132,670
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare, Ser. A	5.000	08/01/43	2,000	2,074,500
California Cnty. Tob. Securitization Agy., Rev., Tob. Conv. Bonds, LA Cnty. (Converted to Fixed on 12/01/10)	5.250	06/01/21	1,550	1,544,792
California Cnty. Tob. Securitization Corp., Rev., Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100	06/01/28	1,035	912,052
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	5.125	10/01/40	1,000	1,038,560
California Hlth. Facs. Fin. Auth. Rev., Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(a)	6.000	02/01/32	1,000	1,250,140
California Hlth. Facs. Fin. Auth. Rev., Providence Hlth., Ser. B	5.500	10/01/39	1,500	1,689,000
California Hlth. Facs. Fin. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(a)	6.500	10/01/38	20	25,031
California Hlth. Facs. Fin. Auth. Rev., Providence Hlth., Ser. C, Unrefunded Balance	6.500	10/01/38	980	1,138,623
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000	11/15/40	1,000	1,034,850
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	5.000	11/15/36	1,200	1,263,636
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750	07/01/39	1,000	1,129,240
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500	11/15/40	500	553,170
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D, Rfdg.	5.250	08/15/31	1,000	1,090,060
California Infrastructure & Econ. Dev. Rev., Bk. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	5.250	02/01/38	2,000	2,106,620
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	5.250	06/01/26	1,100	972,158

See Notes to Financial Statements.

Prudential California Muni Income Fund	9

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
California Poll. Ctrl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	1,250	$1,276,062
California St., Unrefunded Balance, GO	5.500	04/01/30	5	5,021
California St., Var. Purp., GO	5.000	10/01/29	1,500	1,663,110
California St., Var. Purp., GO	5.000	09/01/41	5,000	5,265,150
California St., Var. Purp., GO	5.000	10/01/41	1,250	1,316,875
California St., Var. Purp., GO	5.250	04/01/35	1,250	1,393,625
California St., Var. Purp., GO	5.250	11/01/40	750	813,083
California St., Var. Purp., GO	5.500	11/01/39	1,000	1,120,100
California St., Var. Purp., GO	5.500	03/01/40	2,000	2,232,260
California St., Var. Purp., GO	6.000	03/01/33	2,750	3,278,797
California St., Var. Purp., GO	6.000	04/01/38	3,000	3,489,630
California St., Var. Purp., GO	6.000	11/01/39	1,500	1,770,885
California St., Var. Purp., GO, Rfdg.	5.000	11/01/43	900	955,242
California St. Dept. Wtr. Res. Pwr. Rev., Central VY Proj., Ser. AE	5.000	12/01/29	2,000	2,250,460
California St. Dept. Wtr. Res. Pwr. Rev., Central VY Proj., Ser. AF	5.000	12/01/29	1,500	1,690,905
California St. Pub. Wks. Brd. Lease Rev., Dept. General Service, Ser. D	5.250	06/01/28	750	752,558
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	5.000	12/01/31	1,000	1,075,050
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. G-1	5.750	10/01/30	750	835,402
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Sub. Ser. I-1	6.375	11/01/34	750	875,527
California St. Univ. Rev., Ser. A, Systemwide	5.000	11/01/37	1,250	1,334,400
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev.	6.000	07/01/30	1,000	992,710
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	5.000	11/01/40	1,000	1,020,970
California Statewide Cmntys. Dev. Auth. Rev., Episcopal Cmntys. & Svcs., Rfdg.	5.000	05/15/42	1,000	993,940
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	5.000	12/01/34	2,000	2,083,040
California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes	7.250	11/15/41	500	551,090
California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, CABS	5.320(b)	09/01/22	2,795	1,787,989
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000	08/15/42	2,000	2,332,320

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875%	01/01/34	1,000	$1,131,790
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	5.250	10/01/27	1,540	1,526,648
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000	09/01/24	2,000	2,097,160
El Dorado Irr. Dist. Partn., Ser. A, AGC, COP (Pre-refunded date 8/01/14)(a)	5.750	08/01/39	1,000	1,023,720
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000	08/01/40	1,250	1,337,037
Golden St. Tob. Securitization Rev., Asset-Bkd., Sr., Ser. A-1	4.500	06/01/27	4,170	3,623,980
Golden St. Tob. Securitization Rev., Enhanced Asset Bkd., Ser. A	4.000	06/01/30	1,235	1,173,855
Golden St. Tob. Securitization Rev., Enhanced Asset Bkd., Ser. A	5.000	06/01/45	1,000	987,460
Golden St. Tob. Securitization Rev., Ser. A, Conv., CABS, AMBAC (Converted to Fixed on 06/01/10)	4.600	06/01/23	3,000	3,106,530
Golden West Sch. Fin. Auth. Rev., Ser. A., CABS, NATL, Rfdg.	3.390(b)	02/01/19	2,110	1,788,309
Guam Gov’t. Ltd. Oblig. Rev., Section 30, Ser. A	5.750	12/01/34	500	529,275
Guam Intl. Arpt. Auth. Rev., AMT, Ser. C	6.375	10/01/43	500	525,585
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	3.830(b)	08/01/23	2,000	1,398,980
Lincoln Calif. Pub. Fing., Auth. Rev., Twelve Bridges Sub. Dist., Ser. B	6.000	09/02/27	1,000	1,043,090
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.000	11/15/35	2,350	2,432,132
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.250	11/15/19	580	666,843
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500	11/15/30	1,120	1,231,059
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500	11/15/32	345	379,535
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500	11/15/37	1,290	1,418,871
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	6.000	05/15/19	3,000	3,688,290
Los Angeles Calif. Cmnty. College Dist., Election of 2003, Ser. F-1, GO	5.000	08/01/33	3,250	3,565,510
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO	6.000	08/01/33	2,000	2,333,800

See Notes to Financial Statements.

Prudential California Muni Income Fund	11

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	5.000%	05/15/34	1,000	$1,083,930
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000	05/15/38	2,500	2,620,175
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000	07/01/39	1,000	1,044,910
Los Angeles Dept. of Wtr. & Pwr. Sys., Ser. B	5.000	07/01/34	2,500	2,767,100
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	5.375	07/01/38	1,530	1,710,112
M-S-R Energy Auth. Calif., Ser. A	6.500	11/01/39	1,000	1,261,440
May Farms Cmnty. Facs. Dist., Spl. Tax, No. 01-2 Avalon, Ser. A	6.250	09/01/23	1,880	1,898,104
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	5.750	08/10/18	2,000	2,299,060
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	5.750	07/01/21	2,240	2,704,016
Orange Cmnty. Facs. Dist. Spl. Tax No. 91-2, Serrano Heights Pub. Impvt., Rfdg.	3.500	10/01/29	1,595	1,480,144
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,104,670
Palomar Pomerado Healthcare Dist. Calif., COP	6.000	11/01/41	1,200	1,169,856
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	5.250(b)	08/01/26	1,375	721,916
Port of Oakland, AMT, Inter. Lien, Ser. A, NATL, Rfdg.	5.000	11/01/29	3,000	3,181,110
Port of Oakland, AMT, Ser. O, Rfdg.	5.125	05/01/30	1,000	1,063,100
Port of Oakland, AMT, Sr. Lien., Ser. P, Rfdg.	5.000	05/01/33	1,750	1,832,355
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750	07/01/37	390	292,902
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000	07/01/47	325	245,200
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, GO, Rfdg.	5.500	07/01/14	100	99,000
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, GO, Rfdg.	5.500	07/01/39	1,000	770,800
Puerto Rico Comnwlth., Pub. Impvt., Ser. C, GO, Rfdg.	6.000	07/01/39	400	317,252
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Ser. XX	5.250	07/01/40	1,000	663,990
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Ser. P, Rfdg.	6.750	07/01/36	250	208,668
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375	08/01/39	750	577,073

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750%	08/01/37	400	$324,024
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000	08/01/42	1,100	907,060
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Sr. Lien, Ser. C	5.250	08/01/40	750	628,215
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(a)	6.368	07/01/22	75	91,178
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(a)(c)(e)	12.203(d)	07/01/22	1,900	2,719,660
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500	10/01/40	1,000	1,077,480
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750	06/01/44	500	518,470
Rocklin Uni. Sch. Dist., Ser. C, GO, CABS, NATL	1.120(b)	08/01/16	1,400	1,362,634
Sacramento City Fin. Auth., Ser. B, CABS, NATL	2.770(b)	11/01/17	5,695	5,148,565
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, CABS, NATL	2.540(b)	11/01/16	5,700	5,328,759
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL	0.690(d)	12/01/35	1,000	781,230
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	500	562,910
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	604,010
San Diego Cmnty. College Dist., Election of 2006, GO	5.000	08/01/41	1,500	1,606,440
San Diego Cnty. Regl. Arpt. Auth., AMT, Sr. Ser. B	5.000	07/01/43	3,000	3,058,140
San Diego Redev. Agy. Tax Alloc., North Bay Redev.	5.875	09/01/29	3,000	3,002,430
San Diego Regl. Bldg. Auth., Lease Rev., Cnty. Operations Ctr. & Annex, Ser. A	5.375	02/01/36	1,000	1,121,130
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, NATL	6.000	07/01/19	1,000	1,240,590
San Francisco Calif. City & Cnty. Redev. Fing. Auth., Tax Alloc. Mission Bay North Redev., Ser. C	6.500	08/01/39	1,000	1,117,180
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A	5.250	05/01/33	500	536,845
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A, Rfdg.	5.000	05/01/31	1,000	1,056,230

See Notes to Financial Statements.

Prudential California Muni Income Fund	13

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. C, Rfdg.	5.000%	05/01/25	1,555	$1,719,488
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. F, Rfdg.	5.000	05/01/28	1,000	1,074,690
San Jose Calif., Library & Park Proj., GO	5.000	09/01/33	2,200	2,370,016
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	5.500	08/01/35	1,000	1,036,030
San Jose Evergreen Cmnty. College Dist. Election of 2004, Ser. B, AGC, CABS, GO	1.290(b)	09/01/17	1,000	955,980
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500	09/01/25	2,160	2,163,132
San Mateo Cnty. Calif., Jt. Pwrs. Fin. Auth., Ser. A	5.000	07/15/33	1,000	1,096,920
Santa Margarita Dana Point Auth. Impt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, NATL	7.250	08/01/14	2,000	2,053,340
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	325	338,556
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	5.060(b)	08/01/29	1,250	578,313
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL, CABS	4.140(b)	08/01/28	1,055	584,175
South Bayside Waste Mgmt. Auth. Calif., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000	09/01/36	500	536,230
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, AMBAC, ETM, CABS, Rfdg.(a)	1.470(b)	07/01/16	8,000	7,730,160
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250	10/01/40	700	769,909
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A	4.750	06/01/23	2,855	2,680,303
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	6.000	06/01/22	2,000	2,008,460
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625	01/01/29	1,000	1,144,090
University Calif. Rev. Gen., Ser. Q	5.000	05/15/34	1,000	1,099,960
University Calif. Rev. Gen., Ser. O	5.750	05/15/34	1,250	1,432,212
Ventura Cnty. Cmnty. College, GO, Ser. C	5.500	08/01/33	2,000	2,258,940

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	6.750%	10/01/37	250	$274,700

TOTAL INVESTMENTS 96.2% (cost $185,303,649; Note 5)				197,449,035
Other assets in excess of liabilities(f) 3.8%				7,804,475

NET ASSETS 100.0%				$205,253,510

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGC—Assured Guaranty Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

COP—Certificates of Participation

ETM—Escrowed to Maturity

GO—General Obligation

IDB—Industrial Development Bond

NATL—National Public Finance Guaranty Corp.

PCR—Pollution Control Revenue

RIBS—Residual Interest Bonds

SAVRS—Select Auction Variable Rate Securities

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(b)	Represents zero coupon bond or step bond. Rate quoted represents effective yield at February 28, 2014.
(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2014.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2014.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential California Muni Income Fund	15

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Open futures contracts outstanding at February 28, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2014	Unrealized Depreciation(1)
	Short Positions:
22	U.S. Long Bond	Mar. 2014	$2,867,301	$2,961,062	$(93,761)

(1)	Cash of $170,800 has been segregated to cover requirement for open futures contracts as of February 28, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$197,449,035	$—
Other Financial Instruments*
Futures Contracts	(93,761)	—	—

Total	$(93,761)	$197,449,035	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

See Notes to Financial Statements.

16

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2014 were as follows:

General Obligation	21.5%
Special Tax/Assessment District	17.1
Transportation	11.2
Health Care	10.2
Water & Sewer	7.6
Pre-Refunded	6.2
Education	5.2
Power	5.0
Tobacco	4.3
Lease Backed Certificate of Participation	2.9
Tobacco Appropriated	2.5%
Corporate Backed IDB & PCR	1.2
Other	1.0
Solid Waste/Resource Recovery	0.3

96.2
Other assets in excess of liabilities	3.8

100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due from broker—variation margin	$93,761	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended February 28, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(44,144)

See Notes to Financial Statements.

Prudential California Muni Income Fund	17

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(66,529)

For the period ended February 28, 2014, the Fund’s average value at trade date for futures short positions was $3,203,946.

The Fund invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subejct to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Exchange-traded and cleared derivatives	$1,375	$—	$—	$1,375

				1,375

	Collateral Amount Pledged/(Received):
	Exchange-traded and cleared derivatives			—

	Net Amount			$1,375

See Notes to Financial Statements.

18

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • FEBRUARY 28, 2014

Prudential California Muni Income Fund

Statement of Assets and Liabilities

as of February 28, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $185,303,649)	$197,449,035
Cash	418,519
Deposit with broker	170,800
Receivable for investments sold	5,400,420
Interest receivable	2,306,352
Receivable for Fund shares sold	236,038
Due from broker—variation margin	1,375
Prepaid expenses	1,489

Total assets	205,984,028

Liabilities
Payable for Fund shares reacquired	289,286
Dividends payable	136,863
Payable for investments purchased	100,146
Management fee payable	78,105
Accrued expenses	67,981
Distribution fee payable	45,437
Deferred trustees’ fees	9,721
Affiliated transfer agent fee payable	2,979

Total liabilities	730,518

Net Assets	$205,253,510

Net assets were comprised of:
Shares of beneficial interest, at par	$193,685
Paid-in capital in excess of par	194,254,018

194,447,703
Distributions in excess of net investment income	(455,416)
Accumulated net realized loss on investment transactions	(790,402)
Net unrealized appreciation on investments	12,051,625

Net assets, February 28, 2014	$205,253,510

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share ($142,102,039 ÷ 13,410,804 shares of beneficial interest issued and outstanding)	$10.60
Maximum sales charge (4.00% of offering price)	0.44

Maximum offering price to public	$11.04

Class B
Net asset value, offering price and redemption price per share ($6,462,429 ÷ 609,847 shares of beneficial interest issued and outstanding)	$10.60

Class C
Net asset value, offering price and redemption price per share ($20,745,618 ÷ 1,957,674 shares of beneficial interest issued and outstanding)	$10.60

Class Z
Net asset value, offering price and redemption price per share ($35,943,424 ÷ 3,390,223 shares of beneficial interest issued and outstanding)	$10.60

See Notes to Financial Statements.

Prudential California Muni Income Fund	21

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net Investment Income
Income
Interest income	$5,229,929

Expenses
Management fee	505,719
Distribution fee—Class A	214,123
Distribution fee—Class B	15,813
Distribution fee—Class C	106,813
Transfer agent’s fees and expenses (including affiliated expense of $5,400)	60,000
Custodian’s fees and expenses	43,000
Registration fees	30,000
Audit fee	16,000
Shareholders’ reports	14,000
Legal fees and expenses	12,000
Trustees’ fees	7,000
Insurance expenses	2,000
Miscellaneous	6,235

Total expenses	1,032,703
Less: Distribution fee waivers—Class A	(35,687)

Net expenses	997,016

Net investment income	4,232,913

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment transactions	61,683
Financial futures transactions	(44,144)

17,539

Net change in unrealized appreciation (depreciation) on:
Investments	8,898,004
Financial futures contracts	(66,529)

8,831,475

Net gain on investment transactions	8,849,014

Net Increase In Net Assets Resulting From Operations	$13,081,927

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$4,232,913	$9,206,519
Net realized gain (loss) on investment transactions	17,539	(333,955)
Net change in unrealized appreciation (depreciation) on investments	8,831,475	(18,795,545)

Net increase (decrease) in net assets resulting from operations	13,081,927	(9,922,981)

Dividends from net investment income (Note 1)
Class A	(3,475,487)	(6,242,841)
Class B	(145,981)	(255,966)
Class C	(441,041)	(774,757)
Class Z	(819,320)	(1,783,835)

	(4,881,829)	(9,057,399)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	23,922,562	62,415,756
Net asset value of shares issued in reinvestment of dividends	3,756,710	6,569,180
Cost of shares reacquired	(39,926,795)	(58,686,328)

Net increase (decrease) in net assets from Fund share transactions	(12,247,523)	10,298,608

Total decrease	(4,047,425)	(8,681,772)

Net Assets:
Beginning of period	209,300,935	217,982,707

End of period(a)	$205,253,510	$209,300,935

(a) Includes undistributed net investment income of:	$—	$193,500

See Notes to Financial Statements.

Prudential California Muni Income Fund	23

Notes to Financial Statements

(Unaudited)

Prudential California Muni Income Fund (the “Fund”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund was organized as a Massachusetts business trust on May 18, 1984. The Fund commenced investment operations on December 3, 1990. The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair

24

value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition

Prudential California Muni Income Fund	25

Notes to Financial Statements

(Unaudited) continued

and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

26

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended February 28, 2014, the Fund did not enter into any Tender Option Bond Transactions.

Prudential California Muni Income Fund	27

Notes to Financial Statements

(Unaudited) continued

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis as an adjustments to interest income. Expenses are recorded on an

28

accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and payment is made monthly. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of

Prudential California Muni Income Fund	29

Notes to Financial Statements

(Unaudited) continued

PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50% of the Fund’s average daily net assets for the six months ended February 28, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, Class B and Class C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .50% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended February 28, 2014, PIMS has contractually agreed to limit such fees to .25% of the Class A shares.

PIMS has advised the Fund that it received $13,911 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that, for the six months ended February 28, 2014, it received $47, $9,008 and $8,524 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

30

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 28, 2014, aggregated $24,650,294 and $43,343,526, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts. As of the six months ended February 28, 2014, the Fund had no floating rate daily demand note.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2014 were as follows:

Tax Basis	$184,384,123

Appreciation	15,719,845
Depreciation	(2,654,933)

Net Unrealized Appreciation	$13,064,912

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended August 31, 2012 and August 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $388,000 of its post-enactment losses to offset net taxable gains realized in the fiscal year ended August 31, 2013. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as

Prudential California Muni Income Fund	31

Notes to Financial Statements

(Unaudited) continued

under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$287,000

Pre-Enactment Losses:
Expiring 2019	$926,000

The Fund elected to treat post-October capital losses of approximately $600,000 as having been incurred in the following fiscal year (August 31, 2014).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

32

The Fund is permitted to issue an unlimited number of full and fractional shares in separate series, currently designated as the Prudential California Muni Income Fund. The Prudential California Muni Income Fund is authorized to issue an unlimited number of shares, divided into four classes, designated Class A, Class B, Class C and Class Z.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2014:
Shares sold	880,719	$9,124,308
Shares issued in reinvestment of dividends	281,086	2,925,315
Shares reacquired	(1,896,144)	(19,607,453)

Net increase (decrease) in shares outstanding before conversion	(734,339)	(7,557,830)
Shares issued upon conversion from Class B	20,798	212,459
Shares reacquired upon conversion into Class Z	(16,696)	(172,431)

Net increase (decrease) in shares outstanding	(730,237)	$(7,517,802)

Year ended August 31, 2013:
Shares sold	2,416,992	$26,889,887
Shares issued in reinvestment of dividends	455,730	4,986,614
Shares reacquired	(3,005,922)	(32,684,378)

Net increase (decrease) in shares outstanding before conversion	(133,200)	(807,877)
Shares issued upon conversion from Class B and Class Z	49,694	527,277
Shares reacquired upon conversion into Class Z	(86,309)	(953,389)

Net increase (decrease) in shares outstanding	(169,815)	$(1,233,989)

Class B
Six months ended February 28, 2014:
Shares sold	30,512	$318,540
Shares issued in reinvestment of dividends	10,378	108,088
Shares reacquired	(63,690)	(657,955)

Net increase (decrease) in shares outstanding before conversion	(22,800)	(231,327)
Shares reacquired upon conversion into Class A	(20,797)	(212,459)

Net increase (decrease) in shares outstanding	(43,597)	$(443,786)

Year ended August 31, 2013:
Shares sold	184,681	$2,038,359
Shares issued in reinvestment of dividends	17,541	191,841
Shares reacquired	(119,311)	(1,309,037)

Net increase (decrease) in shares outstanding before conversion	82,911	921,163
Shares reacquired upon conversion into Class A	(13,959)	(152,887)

Net increase (decrease) in shares outstanding	68,952	$768,276

Prudential California Muni Income Fund	33

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended February 28, 2014:
Shares sold	155,841	$1,615,891
Shares issued in reinvestment of dividends	33,888	352,637
Shares reacquired	(398,642)	(4,130,170)

Net increase (decrease) in shares outstanding before conversion	(208,913)	(2,161,642)
Shares reacquired upon conversion into Class Z	(26,056)	(268,284)

Net increase (decrease) in shares outstanding	(234,969)	$(2,429,926)

Year ended August 31, 2013:
Shares sold	690,706	$7,672,461
Shares issued in reinvestment of dividends	52,348	572,174
Shares reacquired	(533,378)	(5,736,456)

Net increase (decrease) in shares outstanding before conversion	209,676	2,508,179
Shares reacquired upon conversion into Class Z	(29,003)	(315,630)

Net increase (decrease) in shares outstanding	180,673	$2,192,549

Class Z
Six months ended February 28, 2014:
Shares sold	1,239,491	$12,863,823
Shares issued in reinvestment of dividends	35,555	370,670
Shares reacquired	(1,505,964)	(15,531,217)

Net increase (decrease) in shares outstanding before conversion	(230,918)	(2,296,724)
Shares issued upon conversion from Class A and Class C	42,735	440,715

Net increase (decrease) in shares outstanding	(188,183)	$(1,856,009)

Year ended August 31, 2013:
Shares sold	2,324,059	$25,815,049
Shares issued in reinvestment of dividends	74,619	818,551
Shares reacquired	(1,738,758)	(18,956,457)

Net increase (decrease) in shares outstanding before conversion	659,920	7,677,143
Shares issued upon conversion from Class A and Class C	117,499	1,269,019
Shares reacquired upon conversion into Class A	(35,730)	(374,390)

Net increase (decrease) in shares outstanding	741,689	$8,571,772

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for

34

the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2014.

Prudential California Muni Income Fund	35

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.18		$11.04	$10.37	$10.70	$10.14	$10.37
Income (loss) from investment operations:
Net investment income	.22		.43	.45	.46	.48	.47
Net realized and unrealized gain (loss) on investment transactions	.45		(.86)	.67	(.32)	.60	(.20)
Total from investment operations	.67		(.43)	1.12	.14	1.08	.27
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.43)	(.45)	(.47)	(.47)	(.46)
Distributions from net realized gains	-		-	-	-	(.05)	(.04)
Total dividends and distributions	(.25)		(.43)	(.45)	(.47)	(.52)	(.50)
Capital Contributions(f):	-		-	-	-	- (c)	-
Net asset value, end of period	$10.60		$10.18	$11.04	$10.37	$10.70	$10.14
Total Return(a):	6.65%		(4.15)%	11.06%	1.48%	10.96%	2.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$142,102		$143,901	$157,985	$153,302	$176,414	$171,357
Average net assets (000)	$143,931		$161,292	$156,959	$158,860	$173,193	$170,257
Ratios to average net assets:
Expenses after waivers	.94%	(d)	.91%	.92%	.92%	.90%	.89%
Expenses before waivers	.99%	(d)	.96%	.97%	.97%	.95%	.94%
Net investment income	4.23%	(d)	3.93%	4.21%	4.55%	4.60%	4.82%
Portfolio turnover rate(b)	9%	(e)	21%	18%	11%	19%	30%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The portfolio turnover rate including variable rate demand notes was 12%, 42%, 35%, 27%, 38% and 53% for the six months ended February 28, 2014 and for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(c) Less than $.005 per share.

(d) Annualized.

(e) Not annualized.

(f) The Fund received payment of $4,464 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2010. The Fund was not involved in the proceedings or in calculation of the amount of settlement.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.18		$11.04	$10.37	$10.70	$10.14	$10.37
Income (loss) from investment operations:
Net investment income	.21		.40	.43	.44	.45	.45
Net realized and unrealized gain (loss) on investment transactions	.45		(.86)	.67	(.33)	.60	(.20)
Total from investment operations	.66		(.46)	1.10	.11	1.05	.25
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.40)	(.43)	(.44)	(.44)	(.44)
Distributions from net realized gains	-		-	-	-	(.05)	(.04)
Total dividends and distributions	(.24)		(.40)	(.43)	(.44)	(.49)	(.48)
Capital Contributions(f):	-		-	-	-	- (c)	-
Net asset value, end of period	$10.60		$10.18	$11.04	$10.37	$10.70	$10.14
Total Return(a):	6.52%		(4.39)%	10.78%	1.24%	10.68%	2.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,462		$6,650	$6,453	$6,688	$7,444	$8,861
Average net assets (000)	$6,378		$7,061	$6,552	$6,627	$7,692	$9,922
Ratios to average net assets:
Expenses	1.19%	(d)	1.16%	1.17%	1.17%	1.15%	1.14%
Net investment income	3.98%	(d)	3.69%	3.96%	4.30%	4.35%	4.57%
Portfolio turnover rate(b)	9%	(e)	21%	18%	11%	19%	30%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The portfolio turnover rate including variable rate demand notes was 12%, 42%, 35%, 27%, 38% and 53% for the six months ended February 28, 2014 and for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(c) Less than $.005 per share.

(d) Annualized.

(e) Not Annualized.

(f) The Fund received payment of $4,464 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2010. The Fund was not involved in the proceedings or in calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential California Muni Income Fund	37

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.18		$11.04	$10.37	$10.70	$10.14	$10.37
Income (loss) from investment operations:
Net investment income	.18		.35	.37	.40	.43	.42
Net realized and unrealized gain (loss) on investment transactions	.45		(.87)	.67	(.33)	.60	(.20)
Total from investment operations	.63		(.52)	1.04	.07	1.03	.22
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.34)	(.37)	(.40)	(.42)	(.41)
Distributions from net realized gains	-		-	-	-	(.05)	(.04)
Total dividends and distributions	(.21)		(.34)	(.37)	(.40)	(.47)	(.45)
Capital Contributions(g):	-		-	-	-	- (d)	-
Net asset value, end of period	$10.60		$10.18	$11.04	$10.37	$10.70	$10.14
Total Return(a):	6.26%		(4.86)%	10.24%	.81%	10.42%	2.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,746		$22,315	$22,212	$17,526	$19,902	$14,804
Average net assets (000)	$21,540		$24,809	$20,195	$17,612	$16,699	$13,172
Ratios to average net assets:
Expenses after waivers(b)	1.69%	(e)	1.66%	1.67%	1.58%	1.40%	1.39%
Expenses before waivers	1.69%	(e)	1.66%	1.67%	1.67%	1.65%	1.64%
Net investment income	3.48%	(e)	3.19%	3.46%	3.88%	4.10%	4.32%
Portfolio turnover rate(c)	9%	(f)	21%	18%	11%	19%	30%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(c) The portfolio turnover rate including variable rate demand notes was 12%, 42%, 35%, 27%, 38% and 53% for the six months ended February 28, 2014 and for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(d) Less than $.005 per share.

(e) Annualized

(f) Not Annualized

(g) The Fund received payment of $4,464 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2010. The Fund was not involved in the proceedings or in calculation of the amount of settlement.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.18		$11.05	$10.38	$10.71	$10.14	$10.37
Income (loss) from investment operations:
Net investment income	.23		.46	.48	.49	.50	.50
Net realized and unrealized gain (loss) on investment transactions	.45		(.88)	.67	(.32)	.62	(.20)
Total from investment operations	.68		(.42)	1.15	.17	1.12	.30
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.45)	(.48)	(.50)	(.50)	(.49)
Distributions from net realized gains	-		-	-	-	(.05)	(.04)
Total dividends and distributions	(.26)		(.45)	(.48)	(.50)	(.55)	(.53)
Capital Contributions(f):	-		-	-	-	- (c)	-
Net asset value, end of period	$10.60		$10.18	$11.05	$10.38	$10.71	$10.14
Total Return(a):	6.68%		(3.99)%	11.34%	1.74%	11.37%	3.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,943		$36,435	$31,332	$23,932	$19,205	$9,757
Average net assets (000)	$32,115		$43,284	$26,847	$19,328	$14,668	$8,616
Ratios to average net assets:
Expenses	.69%	(d)	.66%	.67%	.67%	.65%	.64%
Net investment income	4.48%	(d)	4.18%	4.46%	4.79%	4.84%	5.07%
Portfolio turnover rate(b)	9%	(e)	21%	18%	11%	19%	30%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The portfolio turnover rate including variable rate demand notes was 12%, 42%, 35%, 27%, 38% and 53% for the six months ended February 28, 2014 and for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(c) Less than $.005 per share.

(d) Annualized.

(e) Not Annualized.

(f) The Fund received payment of $4,464 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2010. The Fund was not involved in the proceedings or in calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential California Muni Income Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential California Muni Income Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CALIFORNIA MUNI INCOME FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	74440X100	74440X209	74440X308	74440X407

MF146E2    0260369-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2014

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 18, 2014